8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock options outstanding (Tables)	12 Months Ended
Jan. 31, 2021
Tables/Schedules
Schedule of Stock options outstanding

The following stock options were outstanding at January 31, 2021:

Number of Options Outstanding	Number CurrentlyExercisable	Exercise Price	Expiry Date

100,000	100,000	$1.00	February 20, 2021 (expired unexercised)
2,075,000	2,075,000	$1.00	July 18, 2021
700,000	700,000	$3.00	October 31, 2021
100,000	100,000	$1.00	June 26, 2023